Non Controlling Interest in Consolidated Subsidiaries - Summary of Non Controlling Interest in Consolidated Subsidiaries (Detail) $ in Millions, $ in Millions	Dec. 31, 2020 USD ($)	[1]	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)		Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Disclosure of non controlling interest in consolidated subsidiaries [Line Items]
Non-controlling interests	$ 281		$ 5,583	$ 6,751	[2]	$ 6,806	$ 18,141
Mexico
Disclosure of non controlling interest in consolidated subsidiaries [Line Items]
Non-controlling interests			4,823	5,671		5,700
Colombia
Disclosure of non controlling interest in consolidated subsidiaries [Line Items]
Non-controlling interests			22	21		21
Brazil
Disclosure of non controlling interest in consolidated subsidiaries [Line Items]
Non-controlling interests			$ 738	$ 1,059		$ 1,085

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 3.18